CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 — CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	At December 31,
	2013	2012
	(in thousands)
Cash and due from banks	$4,218	$4,697
Interest-bearing deposits in other financial institutions	41,092	26,440
	$45,310	$31,137